Asset Retirement Provision (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of Asset Retirement Provision [Abstract]
Schedule of asset retirement provision
	As of December 31,	As of December 31,
	2022	2021
Balance as of January 1,	239	209
Additions during the period	1,701	91
Accretion expense	93	19
Effect of change in the foreign exchange rate	(54)	—
Balance as of December 31,	1,979	319
Less current portion of asset retirement provision included in accounts payable and accrued liabilities	—	(80)
Non-current portion of asset retirement provision	1,979	239